Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Equity Incentive Plan
Schedule Of Stock Option Activity
	Number of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in Years)
Balance at December 31, 2020	-	$-	-
Options granted	523,199	5.84	8.8
Options exercised	-	-	-
Options cancelled	-	-	-
Balance at December 31, 2021	523,199	$5.84	8.8

Options exercisable at December 31, 2021	263,720	$5.83	9.0

Weighted-average Assumptions Used For The Stock Option Grants
Year Ended December 31, 2021
Grant date fair value	$4.87
Risk-free interest rate	0.92%
Dividend yield	0.00%
Expected life in years	5.7
Expected volatility	122%

Schedule Of Stock-based Compensation Expense
Year Ended December 31, 2021
Research and development	$354,201
General and administrative	1,551,207
Total stock-based compensation	1,905,408